Impairments of tangible and intangible assets and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2025
Impairments of tangible and intangible assets and right-of-use assets
Schedule of main price assumptions for assessing the recoverability of oil assets, stated in real terms for comparability with the IEA scenario

	2026	2027	2028-2030	2050
Brent $/bbl	68	66	75	53

Schedule of main price assumptions for assessing the recoverability of gas assets, stated in real terms for comparability with the IEA scenario

	2026	2027-2029	2030-2050
TTF Europe $/Mbtu	11.8	8.5	7.5

Schedule of results of the sensitivity tests expressed in terms of cumulated headroom of the oil&gas CGUs over their corresponding book values under each scenario and potential pre-tax income statement impacts
	Value in use of the O&G CGUs Headroom vs Carrying amounts	Possible impairment losses through profit and loss account
	Tax-deductible CO2 charges	€ billion
Eni's scenario	63%
10% haircut of Eni's prices assumptions	45%	(1)
Eni's scenario with +1% increase in WAAC	53%	(0.2)
IEA NZE 2050 scenario	18%	(3.4)